Share based compensation (Details) - Stock Options [Member]	6 Months Ended
	Jun. 30, 2024 $ / shares shares	Jun. 30, 2023 $ / shares shares
Statement [Line Items]
Option outstanding, Opening Balance | shares	2,460,615	418,529
Granted	800,000	2,488,000
Forfeited		(55,000)
Exercised	(94,000)	(21,000)
Expired	(58,735)	(118,143)
Option outstanding, Ending Balance | shares	3,107,880	2,712,386
Exercisable	2,666,463	2,538,634
Weighted average exercise price, opening balance	$ 1.56	$ 3.71
Weighted average exercise price, Granted	1.50	1.52
Weighted average exercise price, Forfeited		1.63
Weighted average exercise price, Exercised	1.50	1.30
Weighted average exercise price, Expired	5.43	6.89
Weighted average exercise price, Closing balance	1.48	1.63
Weighted average exercise price, Exercisable	$ 1.47	$ 1.57